UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9229
                                   811-10171

Name of Fund:  Merrill Lynch Senior Floating Rate Fund II, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Senior Floating Rate Fund II, Inc.
     and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Master Senior Floating Rate Trust

Schedule of Investments as of November 30, 2004

                                     Face
Industry+                          Amount    Senior Secured Floating Rate Loan Interests*                           Value
Aerospace & Defense - 1.1%    $ 3,850,000    KF Industry, Inc., Term, due 11/18/2013                         $    3,850,000
                                2,423,077    Standard Aero Holdings, Term, due 8/24/2012                          2,459,423
                                4,987,245    The Titan Corporation, Term B, due 6/30/2009                         5,055,820
                                                                                                             --------------
                                                                                                                 11,365,243

Automotive - 2.4%               3,990,000    Grand Vehicle Works, First Lien Term, due 7/23/2010                  3,940,125
                                5,050,600    Metaldyne Corporation, Term D, due 12/31/2009                        5,044,918
                                6,237,420    NFIL Holdings Corp., Term B, due 2/27/2010                           6,245,995
                                             TRW Automotive Inc.:
                                1,747,739       Term B, due 2/28/2011                                             1,764,343
                                3,500,000       Term E, due 11/02/2010                                            3,520,416
                                             Tenneco Automotive Inc.:
                                2,464,138       Tranche B, due 12/12/2010                                         2,517,694
                                1,117,241       Tranche B-1, Credit Link, due 12/12/2010                          1,132,330
                                1,713,333    United Components, Inc., Term C, due 6/30/2010                       1,735,286
                                                                                                             --------------
                                                                                                                 25,901,107

Broadcasting - 2.9%                          Cumulus Media Inc.:
                                1,773,750       Term A, due 3/28/2009                                             1,790,934
                                2,650,500       Term E, due 3/28/2010                                             2,693,019
                                2,000,000       Term F, due 3/28/2010                                             2,010,000
                                7,000,000    Emmis Operating Company, Term B, due 11/10/2011                      7,081,816
                                             Entravision Communications Corporation:
                                1,500,000       Term A, due 2/24/2012                                             1,518,750
                                5,000,000       Term B, due 2/24/2012                                             5,062,500
                                5,000,000    Raycom Media, Inc., Term B, due 3/22/2012                            5,062,500
                                             Sinclair Television Group, Inc.:
                                  700,000       Term A, due 6/30/2009                                               704,812
                                1,050,000       Term C, due 12/31/2009                                            1,061,375
                                4,000,000    Susquehanna Media Co., Term B, due 3/31/2012                         4,053,752
                                                                                                             --------------
                                                                                                                 31,039,458

Cable - U.S. - 18.0%           50,000,000    Century Cable Holdings LLC, Term, due 6/30/2009                     49,745,550
                               41,895,000    Charter Communications Operating LLC, Term B, due 4/27/2011         41,846,360
                                             Frontiervision Operating Partners LP:
                                3,582,057       Term A, due 9/30/2005                                             3,597,170
                               15,668,000       Term B, due 3/31/2006                                            15,734,103
                                9,975,000    Hilton Head Communications, Term B, due 3/31/2008                    9,842,831
                                             Inmarsat:
                                4,240,451       Term B, due 10/10/2010                                            4,263,642
                                4,250,418       Term C, due 10/10/2011                                            4,287,477
                                             Insight Midwest Holdings, LLC:
                                3,970,000       Incremental Term, due 12/31/2009                                  4,038,923
                                5,458,750       Term B, due 12/31/2009                                            5,558,066
                                             Mediacom Broadband Group LLC:
                                6,187,500       Term, due 3/31/2010                                               6,161,395
                                3,200,000       Term B, due 3/31/2013                                             3,230,000
                               23,500,000    Olympus Cable Holdings LLC, Term B, due 9/30/2010                   23,316,418
                               16,871,988    Panamsat Corp., Term B, due 8/20/2011                               17,009,073
                                2,000,000    Persona Cable, Term B, due 3/31/2011                                 2,018,750
                                                                                                             --------------
                                                                                                                190,649,758

Chemicals - 6.9%                9,780,050    CII Carbon LLC, Term, due 6/25/2008                                  9,682,249
                                7,182,700    Cedar Chemical, Term B, due 10/31/2003(d)                              395,048
                               10,000,000    Cognis Deutschland GMBH & Co., Term B, due 11/15/2013               10,443,750
                               20,000,000    Huntsman International LLC, Term, due 12/31/2010                    20,405,000
                                5,000,000    KoSa BV (INVISTA), Term, due 4/29/2011                               5,088,714
                                  738,925    Kraton Polymers, Revolving Term, due 12/24/2010                        748,777
                                1,496,250    Lyondell-Citgo Refining, Term, due 5/21/2007                         1,507,472
                                5,160,610    Nalco Company, Term, due 11/04/2010                                  5,219,472
                                2,247,604    Pinnacle Polymers (Epsilon Products), Term, due 12/15/2006           2,279,284
                                1,881,667    Polymer Group, Inc., First Lien Term, due 4/27/2010                  1,904,403
                                4,000,000    Rockwood Specialties Group, Inc., Term B, due 7/30/2012              4,031,072
                                             Wellman, Inc.:
                                4,000,000       First Lien Term, due 2/04/2009                                    4,053,332
                                7,000,000       Second Lien Term, due 2/10/2010                                   7,023,331
                                                                                                             --------------
                                                                                                                 72,781,904

Consumer - Non-Durables - 0.9%  2,977,500    American Achievement Corporation, Term B, due 3/22/2011              3,022,163
                                1,995,000    Holmes Group, Inc., Term, due 11/08/2010                             1,999,987
                                5,000,000    Josten's Inc., Term B, due 10/04/2011                                5,048,215
                                                                                                             --------------
                                                                                                                 10,070,365

Diversified Media - 3.7%        4,000,000    Advertising Directory Solutions Holdings Inc., First Lien
                                             Term, due 10/01/2011                                                 4,037,084
                                3,341,508    Dex Media West Inc., Term B, due 3/09/2010                           3,376,317
                                4,000,000    Freedom Communications, Inc., Term B, due 5/18/2012                  4,070,000
                                4,330,876    Liberty Group Operating, Inc., Term B, due 3/31/2007                 4,357,943
                                2,992,500    MediaNews Group, Inc., Term C, due 12/15/2010                        3,019,932
                                9,500,000    Metro-Goldwyn-Mayer Studios Inc., Term B, due 4/30/2011              9,543,937
                                1,898,970    Primedia Inc., Term B, due 6/30/2009                                 1,857,192
                                2,493,750    R.H. Donnelley Inc., Term B, due 8/30/2011                           2,521,663
                                3,161,127    Six Flags Theme Parks, Inc., Term B, due 6/30/2009                   3,189,577
                                  942,857    Yankee Holdings LP, Term, due 5/01/2007                                959,357
                                2,057,143    Yankee-Nets LLC, Term, due 5/01/2007                                 2,093,143
                                                                                                             --------------
                                                                                                                 39,026,145

Energy - 1.5%                     574,430    Dresser, Inc., Term B, due 4/10/2009                                   582,329
                                5,000,000    Ocean Rig Norway AS, Term, due 6/01/2008                             5,000,000
                                7,855,312    Pride Offshore Inc., Term, due 7/07/2011                             7,961,689
                                2,425,000    Tesoro Petroleum Corp., Term, due 4/15/2008                          2,501,387
                                                                                                             --------------
                                                                                                                 16,045,405

Food & Drug - 0.5%              2,000,000    Duane Reade Inc., Term, due 7/30/2010                                2,020,750
                                3,675,362    Pantry, Inc., Term B, due 3/12/2011                                  3,733,940
                                                                                                             --------------
                                                                                                                  5,754,690

Food & Tobacco - 2.2%             878,879    American Seafoods Group LLC, Term B, due 3/31/2009                     891,788
                                2,543,689    Del Monte Corporation, Term B, due 12/20/2010                        2,585,075
                                6,750,000    Doane Pet Care Enterprises, Inc., Term, due 11/05/2009               6,859,687
                                3,368,223    Domino's Inc., Term, due 6/25/2010                                   3,396,645
                                5,675,522    Dr Pepper/Seven Up Bottling Group, Inc., Term B, due 12/19/2010      5,777,505
                                3,747,949    Merisant Company, Term B, due 3/31/2007                              3,768,286
                                                                                                             --------------
                                                                                                                 23,278,986

Gaming - 3.1%                   5,187,616    Ameristar Casinos, Term B, due 12/31/2006                            5,269,751
                                3,990,000    Boyd Gaming Corporation, Term, due 6/30/2011                         4,049,351
                                2,193,750    Global Cash Access LLC, Term B, due 3/10/2010                        2,236,254
                                4,000,000    Marina District Finance Co. (Borgata), Term, due 10/20/2011          4,033,332
                                5,300,000    Pinnacle Entertainment, Inc., Term, due 8/27/2010                    5,379,500
                               11,227,273    Venetian Casino Resort, LLC, Term B, due 6/15/2011                  11,435,449
                                                                                                             --------------
                                                                                                                 32,403,637

Health Care - 3.4%                817,950    Advanced Medical Optics, Inc., Term, due 6/26/2009                     831,242
                                5,000,000    Ardent Health Services, Inc., Term, due 6/28/2011                    5,018,750
                                2,000,000    Community Health Systems, Inc., Term, due 8/19/2011                  2,019,532
                                6,412,458    Davita Inc., Term B, due 3/31/2009                                   6,503,136
                                2,203,750    Kinetic Concepts, Inc., Term B, due 8/11/2010                        2,236,348
                                             Medical Specialties (d):
                               12,845,455       Axel, due 6/30/2004                                               3,211,537
                                4,418,182       Term, due 9/23/2003                                               1,104,718
                                4,176,711    MedPointe Capital Partners LLC, Term B, due 9/30/2008                4,197,594
                                2,085,227    Orthofix International NV, Term B, due 12/15/2008                    2,109,989
                                  429,012    Rotech Healthcare, Inc., Term B, due 3/31/2008                         434,442
                                8,000,000    Vanguard Health Systems, Inc., Term, due 9/30/2010                   8,142,000
                                                                                                             --------------
                                                                                                                 35,809,288

Household Funiture &           13,250,000    General Growth Properties, Inc., Term B, due 11/12/2008             13,274,898
Appliances - 2.3%               5,500,000    Lake at Las Vegas Joint Venture, Term, due 11/01/2009                5,539,534
                                4,987,500    Nortek, Inc., Term, due 8/27/2011                                    5,078,936
                                                                                                             --------------
                                                                                                                 23,893,368

Housing - 0.8%                  6,496,875    Headwaters Incorporated, Term B, due 4/30/2011                       6,588,916
                                1,992,102    Juno Lighting, Inc., First Lien Term, due 11/21/2010                 2,020,739
                                                                                                             --------------
                                                                                                                  8,609,655

Information Technology - 0.5%   1,507,923    Trend Technologies, Inc., Term, due 2/28/2007(d)                             0
                                5,184,475    VUTEK Inc., Term, due 6/25/2010                                      5,190,956
                                                                                                             --------------
                                                                                                                  5,190,956

Leisure - 2.5%                               Wyndham International, Inc.:
                               11,614,741       Increasing Rate Term II, due 4/01/2006                           11,727,985
                               14,749,537       Term I, due 6/30/2006                                            14,867,843
                                                                                                             --------------
                                                                                                                 26,595,828

Manufacturing - 5.0%                         Amsted Industry Incorporated:
                                4,231,985       Term, due 10/15/2010                                              4,287,530
                                3,500,000       Term B, due 10/15/2010                                            3,545,938
                                1,975,000    Bucyrus International, Inc., Term, due 7/01/2010                     2,009,562
                                             ChannelMaster Holdings, Inc.(d):
                                  128,199       Revolving Credit, due 11/15/2004                                     24,358
                                2,309,504       Term, due 11/15/2004                                                438,806
                                2,856,397    EaglePicher Incorporated, Term B, due 8/07/2009                      2,874,250
                                3,363,941    Goodman Global Holdings, Inc., Term B, due 11/21/2009                3,384,966
                                7,000,000    High Voltage Engineering Corporation, Term A, due 7/31/2006          6,965,000
                                             Invensys International Holdings Ltd.:
                                2,000,000       Second Lien Term, due 10/25/2009                                  2,060,000
                                3,954,314       Term, due 8/26/2009                                               4,011,158
                                2,668,176    Itron, Inc., Term B, due 12/17/2010                                  2,694,857
                               11,150,459    Mueller Group, Term, due 4/23/2011                                  11,241,056
                                3,850,000    Roper Industry, Inc., Term, due 12/29/2008                           3,863,236
                                1,842,328    SPX Corporation, Term B, due 9/30/2009                               1,854,534
                                3,460,578    TriMas Corporation, Term B, due 12/31/2009                           3,503,835
                                                                                                             --------------
                                                                                                                 52,759,086

Packaging - 2.3%                1,911,111    BWAY Corporation, Term B, due 6/30/2011                              1,941,370
                               11,000,000    Graham Packaging Holdings Company, Term B, due 10/07/2011           11,181,698
                                             Owens-Illinois Group:
                                1,132,285       Term A-1, due 4/01/2007                                           1,155,048
                                  446,429       Term B-1, due 4/01/2008                                             455,869
                                5,337,143       Term C-1, due 4/01/2008                                           5,442,221
                                4,115,178    Tekni-Plex, Inc., Term B, due 6/21/2008                              4,168,334
                                                                                                             --------------
                                                                                                                 24,344,540

Paper - 1.8%                                 Boise Cascade, LLC:
                                4,424,658       Term B, due 10/29/2011                                            4,504,394
                                4,075,342       Term C, due 10/29/2010                                            4,108,919
                                3,594,291    Graphic Packaging International, Inc., Term B, due 8/08/2010         3,664,829
                                             Smurfit Stone Container Corporation:
                                2,008,590       Deposit Account, due 11/01/2010                                   2,044,996
                                3,434,608       Term B, due 11/01/2011                                            3,493,425
                                1,056,802       Term C, due 11/01/2011                                            1,075,461
                                                                                                             --------------
                                                                                                                 18,892,024

Rental Services - 0.6%          8,100,411    Anthony Crane Rental LP, Term, due 7/20/2006                         6,817,849

Retail - 0.7%                   3,239,149    American Reprographics Company, LLC, Term, due 12/18/2009            3,498,281
                                4,019,625    General Nutrition Centers, Inc., Term B, due 12/05/2009              4,068,865
                                                                                                             --------------
                                                                                                                  7,567,146

Services - 4.0%                 2,818,653    Alliance Laundry Systems LLC, Term B, due 6/01/2007                  2,829,223
                                             Allied Waste North America, Inc.:
                               10,325,609       Term, due 1/15/2010                                              10,479,574
                                3,535,714       Tranche A - Credit Linked Deposit, due 1/15/2010                  3,583,227
                                5,955,075    Buhrmann U.S., Inc., Term C-1, due 12/23/2010                        6,038,821
                                3,939,091    Corrections Corp. of America, Term C, due 3/31/2008                  4,005,563
                                6,106,136    Great Lakes Dredge & Dock Corporation, Term, due 12/23/2010          6,106,136
                                7,858,407    Prime Succession Inc., Term, due 8/01/2003(d)                                0
                                5,254,236    URS Corporation, Term B, due 7/01/2008                               5,285,436
                                             United Rentals, Inc.:
                                3,316,667       Initial Term, due 2/14/2011                                       3,362,271
                                  666,667       Tranche B, Term Link Deposit, due 2/14/2011                         673,055
                                                                                                             --------------
                                                                                                                 42,363,306

Steel - 0.0%                    9,691,933    Acme Metals Incorporated, Term, due 12/01/2005(d)                            0

Telecommunications - 2.0%       8,073,000    Consolidated Communications Acquisition of TXU, Inc., Term C,
                                             due 10/14/2011                                                       8,209,232
                                             WilTel Communications Group, Inc.:
                                9,000,000       First Lien Term, due 6/30/2011                                    9,008,442
                                3,500,000       Second Lien Term, due 12/31/2010                                  3,504,375
                                                                                                             --------------
                                                                                                                 20,722,049

Transportation                  6,732,075    Laidlaw International Inc., Term B, due 6/30/2009                    6,843,579
Services - 1.0%                 4,150,000    SIRVA Worldwide, Inc., Term, due 10/29/2010                          4,186,312
                                                                                                             --------------
                                                                                                                 11,029,891

Utilities - 9.1%                2,000,000    AES Corporation, Term, due 4/30/2008                                 2,037,916
                                6,912,500    Calpine Corporation, Term, due 7/15/2007                             6,029,919
                                             Calpine Generating Company LLC:
                                4,875,000       First Priority Term, due 3/11/2009                                4,976,688
                                8,125,000       Second Priority Term, due 3/11/2010                               7,960,469
                               11,940,000    Cogentrix Delaware Holdings, Inc., Term, due 2/25/2009              12,143,971
                                5,785,500    Dynegy Holdings Inc., Term, due 5/27/2010                            5,913,869
                                             El Paso Corporation:
                                3,937,500       Term, due 11/23/2009                                              3,961,405
                                6,562,500       Term C, due 11/23/2009                                            6,618,386
                               10,000,000    KGen, Term, due 6/17/2011                                           10,125,000
                               23,318,181    Mission Energy Holdings, Term B, due 7/02/2006                      24,484,091
                                             NRG Energy:
                                  458,333       Credit Link Deposit, due 6/23/2010                                  471,510
                                  809,006       Term, due 6/23/2010                                                 832,265
                                3,132,790    Reliant Resources, Inc., Term, due 3/15/2007                         3,200,014
                                2,370,000    TNP Enterprises, Inc., Term, due 12/31/2006                          2,423,325
                                3,500,000    Tucson Electric Power, Term, due 6/30/2009                           3,536,460
                                1,975,075    Williams Production RMT Company, Term, due 5/31/2007                 2,007,994
                                                                                                             --------------
                                                                                                                 96,723,282

Wireless                        4,267,750    Centennial Cellular Operating Co., Term A, due 2/09/2011             4,331,386
Communications - 5.1%          31,760,000    Nextel Communications, Inc., Term E, due 12/15/2010                 31,836,002
                                4,500,000    Nextel Partners Operating Corp., Term C, due 5/31/2011               4,579,686
                               12,673,250    SBA Senior Finance, Inc., Term B, due 10/31/2008                    12,811,870
                                                                                                             --------------
                                                                                                                 53,558,944

                                             Total Investments in Senior Secured Floating Rate Loan
                                             Interests (Cost - $923,948,653) - 84.3%                            893,193,910



                                             Corporate Debt
Broadcasting - 0.0%               250,000    XM Satellite Radio Inc., 7.66% due 5/01/2009(a)                        255,938

Chemicals - 0.3%                1,100,000    Crompton Corporation, 7.67% due 8/01/2010(a)(b)                      1,188,000
                                1,662,678    PCI Chemicals, Canada, 10% due 12/31/2008                            1,720,872
                                  526,515    Pioneer Companies, Inc., 5.475% due 12/31/2006(a)                      529,148
                                                                                                             --------------
                                                                                                                  3,438,020

Leisure - 0.9%                  9,200,000    FelCor Lodging LP, 6.874% due 6/01/2011(a)                           9,591,000

Paper - 0.0%                      250,000    Boise Cascade LLC, 5.005% due 10/15/2012(a)(b)                         256,250

Telecommunications - 2.2%       9,500,000    Qwest Communications International Inc., 5.79% due
                                             2/15/2009(a)(b)                                                      9,476,250
                                6,000,000    Paxson Communications Corporation, 4.82% due 1/15/2010(a)(b)         6,030,000
                                7,000,000    Time Warner Telecom Holdings, Inc., 6.29% due 2/15/2011(a)           6,982,500
                                                                                                             --------------
                                                                                                                 22,488,750

Wireless Communications - 0.0%    250,000    Rogers Wireless Inc., 5.525% due 12/15/2010(a)(b)                      258,750

                                             Total Investments in Corporate Debt
                                             (Cost - $40,829,708) - 3.4%                                         36,288,708


                                   Shares
                                     Held    Common Stocks
Chemicals - 0.2%                  107,520    Pioneer Companies, Inc.(g)                                           2,548,224

Consumer - Non-Durables - 0.0%      6,306    Holmes Products Corporation(g)                                               0

Metals & Mining - 0.0%             51,714    Acme Package Corp. Senior Holdings(g)                                  142,214

Services - 0.1%                    44,744    The Shaw Group Inc.(g)                                                 659,079

                                             Total Investments in Common Stocks
                                             (Cost - $1,026,628) - 0.3%                                           3,349,517



                                             Warrants (c)

Paper - 0.0%                           57    Cellu Tissue Holdings, Inc., Series A                                        0

Services - 0.0%                    11,155    Anthony Crane Rental Holdings LP (Class A)                                   0
                                    1,239    Anthony Crane Rental Holdings LP (Class L)                                   0
                                                                                                             --------------
                                                                                                                          0

                                             Total Investments in Warrants (Cost - $0) - 0.0%                             0


Master Senior Floating Rate Trust

Schedule of Investments as of November 30, 2004 (concluded)

                               Beneficial
Industry+                        Interest    Other Interests(e)                                                     Value
Health Care - 0.0%         $   17,263,637    Medical Specialties Acquisition LLC                             $            0
                               17,263,637    Medical Specialties Mezzanine LLC                                            0
                                                                                                             --------------
                                                                                                                          0

Medical Equipment - 0.0%           14,398    MEDIQ Incorporated (Preferred Stock Escrow due 4/01/2004)                    0
                                   14,398    MEDIQ Incorporated (Preferred Stock Escrow due 2/01/2006)                    0
                                                                                                             --------------
                                                                                                                          0

                                             Total Investments in Other Interests (Cost - $0) - 0.0%                      0



                             Face Amount/
                      Beneficial Interest    Short-Term Securities
                           $   50,000,000    Falcon Asset Securitization, 2.05% due 12/15/2004**                 49,960,139
                               91,508,867    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I(f)          91,508,867

                                             Total Investments in Short-Term Securities
                                             (Cost - $141,469,006) - 13.4%                                      141,469,006

Total Investments (Cost - $1,107,273,995***) - 101.4%                                                         1,074,301,141
Liabilities in Excess of Other Assets - (1.4%)                                                                 (14,813,468)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $1,059,487,673
                                                                                                             ==============

(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                   Net            Interest
    Affiliate                                    Activity           Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $ (102,825,648)    $  584,424


(g) Non-income producing security.

  * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
    Offered Rate), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

 ** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Trust.

*** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $  1,107,402,987
                                                          ================
    Gross unrealized appreciation                         $     13,290,335
    Gross unrealized depreciation                             (46,392,181)
                                                          ----------------
    Net unrealized depreciation                           $   (33,101,846)
                                                          ================

  + For Trust compliance purposes, "Industry" means any one or more of the Industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Senior Floating Rate Fund II, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 13, 2005